Provisions (Tables)	12 Months Ended
Dec. 31, 2025
Text block 1 [Abstract]
Summary of Provisions

	2025	2024

On January 1	98	83

Additional provisions	89	45

Disposal of a business	(1)	(1)

Unused amounts reversed through the income statement	-	(2)

Used during the year	(82)	(32)

Net exchange differences	(7)	5

On December 31	97	98

Current	15	91

Non-current	82	7